Investments in securities - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 3,246	$ 3,362
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	3,218	3,341
At fair value | Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,983	1,884
At fair value | Measured by reference to other observable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	92	158
At fair value | Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,143	1,299
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	28	21
Equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,605	1,533
Equity securities at fair value through other comprehensive income	1,605	1,533
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,641	1,829
Equity securities at fair value through other comprehensive income	1,285	1,308
Debt securities at amortised cost	28	21
Debt securities at fair value through profit or loss	$ 328	$ 500